Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit plans
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
2022 2021 2022 2021 2022 2021 2022 2021
Defined benefit obligation at the beginning of the year 27,398 27,728 4,105 4,162 1,740 1,905 33,242 33,795
Current service cost 416 494 0 0 5 6 420 500
Interest expense 344 58 67 58 35 30 446 147
Plan participant contributions 257 266 0 0 0 0 257 266
Remeasurements (4,151) 837 (1,474) 71 (267) (62) (5,891) 846
of which: actuarial (gains) / losses due to changes in demographic assumptions
3 51 (6) 14 1 4 (2) 69
of which: actuarial (gains) / losses due to changes in financial assumptions
(4,666) (678) (1,575) (3) (279) (78) (6,520) (759)
of which: experience (gains) / losses
1
512 1,464 107 59 11 12 631 1,535
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (20) (80) 0 0 0 0 (20) (80)
Benefit payments (1,454) (1,097) (123) (148) (111) (112) (1,687) (1,357)
Other movements (5) 0 0 0 0 1 (5) 1
Foreign currency translation (513) (809) (408) (38) (28) (33) (949) (880)
Defined benefit obligation at the

end of the year
22,272 27,398 2,166 4,105 1,375 1,740 25,813 33,242
of which: amounts owed to active members 11,927 14,333 65 150 169 222 12,160 14,705 of which: amounts owed to deferred members 0 0 656 1,593 528 669 1,184 2,262 of which: amounts owed to retirees 10,345 13,065 1,445 2,362 678 849 12,469 16,276 of which: funded plans 22,272 27,398 2,166 4,105 1,011 1,222 25,449 32,724 of which: unfunded plans 0 0 0 0 363 518 363 518
Fair value of plan assets at the beginning

of the year
33,975 32,590 4,297 4,149 1,329 1,360 39,601 38,100
Return on plan assets excluding interest income (3,248) 2,322 (1,312) 277 (223) 40 (4,782) 2,639
Interest income 485 74 70 58 31 26 586 159
Employer contributions

685 763 5 0 16 16 706 779
Plan participant contributions 257 266 0 0 0 0 257 266
Benefit payments (1,454) (1,097) (123) (148) (111) (112) (1,687) (1,357)
Administration expenses, taxes and premiums paid (12) (13) 0 0 (3) (4) (16) (17)
Other movements (2) 0 0 0 0 1 (2) 1
Foreign currency translation (567) (930) (450) (39) 0 0 (1,017) (969)
Fair value of plan assets

at the end of the year
30,119 33,975 2,488 4,297 1,039 1,329 33,646 39,601
Surplus / (deficit) 7,848 6,577 321 192 (335) (411) 7,834 6,358
Asset ceiling effect at the beginning of the year 6,577 4,862 0 0 0 0 6,577 4,862
Interest expense on asset ceiling effect 135 15 0 0 0 0 135 15
Asset ceiling effect excluding interest expense and foreign

currency translation on
asset ceiling effect 1,189 1,821 0 0 0 0 1,189 1,821
Foreign currency translation (54) (121) 0 0 0 0 (54) (121)
Asset ceiling effect at the end of the year 7,848 6,577 0 0 0 0 7,848 6,577
Net defined benefit asset / (liability) of

major plans
0 0 321 192 (335) (411) (14) (219)
Net defined benefit asset / (liability) of remaining

plans
(100) (112)
Total net defined benefit

asset / (liability)
(114) (331)
of which: Net defined benefit asset 355 302
of which: Net defined benefit liability
2
(469) (633)
1 Experience (gains)

/ losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects

of differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to Note 18c.
Income statement – expenses related

to defined benefit plans
1
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Current service cost 416 494 0 0 5 6 420 500
Interest expense related to defined benefit obligation 344 58 67 58 35 30 446 147
Interest income related to plan assets (485) (74) (70) (58) (31) (26) (586) (159)
Interest expense on asset ceiling effect 135 15 0 0 0 0 135 15
Administration expenses, taxes and premiums paid 12 13 0 0 3 4 16 17
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (20) (80) 0 0 0 0 (20) (80)
Net periodic expenses recognized in net

profit for major plans
402 426 (3) 0 12 18 411 444
Net periodic expenses recognized in net

profit for remaining plans
2
25 25
Total net periodic

expenses recognized in net profit
437 470
1 Refer to Note 6.

2 Includes differences between

actual and estimated performance

award accruals.
Other comprehensive income – gains /

(losses) on defined benefit plans

USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Remeasurement of defined benefit obligation 4,151 (837) 1,474 (71) 267 62 5,891 (846)
of which: change in discount rate assumption 5,414 870 1,451 319 317 77 7,183 1,267 of which: change in rate of pension increase

assumption
0 0 123 (316) (5) (1) 118 (318)
of which: change in rate of interest credit on

retirement savings assumption
(718) (193) 0 0 (82) (1) (800) (194)
of which: change in life expectancy 0 0 5 9 (1) (3) 4 5
of which: change in other actuarial assumptions (33) (50) 1 (23) 48 2 16 (71)
of which: experience gains / (losses)
1
(512) (1,464) (107) (59) (11) (12) (631) (1,535)
Return on plan assets excluding interest income (3,248) 2,322 (1,312) 277 (223) 40 (4,782) 2,639
Asset ceiling effect excluding interest expense and foreign

currency translation
(1,189) (1,821) 0 0 0 0 (1,189) (1,821)
Total gains / (losses) recognized

in other comprehensive income for major plans
(285) (336) 162 207 43 102 (80) (28)
Total gains / (losses) recognized

in other comprehensive income for remaining plans
7 30
Total gains / (losses) recognized

in other comprehensive income
2
(73) 2
1 Experience

(gains) / losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects of

differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to the “Statement

of comprehensive income.”

Disclosure of maturity analysis of expected benefit payments [text block]
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Duration of the defined benefit

obligation (in years)
13.1 15.1 13.7 18.8 7.9 9.5
Maturity analysis of benefits expected

to be paid
USD m
Benefits expected to be paid within 12 months 1,294 1,312 107 110 123 123
Benefits expected to be paid between

1 and 3 years
2,657 2,636 234 248 232 237
Benefits expected to be paid between

3 and 6 years
3,977 3,824 384 418 335 338
Benefits expected to be paid between

6 and 11 years
6,743 6,220 667 743 502 495
Benefits expected to be paid between

11 and 16 years
6,223 5,572 667 751 388 392
Benefits expected to be paid in more than 16 years 22,446 18,092 2,570 3,028 516 519
1 The duration of the

defined benefit obligation

represents a weighted average

across US and German

plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
Swiss pension plan UK pension plan US pension plans German pension plans
In % 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate 2.34 0.34 5.02 1.82 4.92
1
2.47
1
3.81 0.99
Rate of pension increase 0.00 0.00 3.08 3.32 0.00 0.00 2.20 1.80
Rate of interest credit on retirement savings

3.39 1.04 0.00 0.00 5.73
2
1.18
2
0.00 0.00
1 Represents weighted average

across US pension plans.

2 Only applicable to

one of the US pension plans

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD m 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate
Increase by 50 basis points (1,128) (1,695) (141) (361) (51) (78)
Decrease by 50 basis points 1,269 1,933 157 411 55 84
Rate of pension increase
Increase by 50 basis points 877 1,333 127 334 4 6
Decrease by 50 basis points –
2
–
2
(118) (306) (3) (6)
Rate of interest credit on retirement

savings
Increase by 50 basis points 178 224 –
3
–
3
9 8
Decrease by 50 basis points (178) (224) –
3
–
3
(8) (7)
Life expectancy
Increase in longevity by one additional year 593 915 65 184 39 56
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2022

and as of 31 December

2021, a downward change

in assumption is

not applicable.

3 As the UK plan does

not provide interest credits

on retirement savings,

a change in
assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value

of plan assets
Swiss pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 326 0 326 1 187 0 187 1
Real estate / property
Domestic 0 3,783 3,783 13 0 3,530 3,530 10
Foreign 0 919 919 3 0 580 580 2
Investment funds
Equity

Domestic 743 0 743 2 843 0 843 2
Foreign 4,964 2,171 7,134 24 6,213 2,652 8,865 26
Bonds
1
Domestic, AAA to BBB– 3,760 0 3,760 12 4,446 0 4,446 13
Foreign, AAA

to BBB–
6,031 0 6,031 20 5,093 0 5,093 15
Foreign, below BBB– 1,062 0 1,062 4 1,314 0 1,314 4
Other 1,540 3,547 5,086 17 4,211 3,558 7,769 23
Other investments 624 651 1,275 4 668 682 1,349 4
Total fair value of plan

assets
19,049 11,071 30,119 100 22,973 11,002 33,975 100
31.12.22 31.12.21
Total fair value of plan

assets
30,119 33,975
of which:
2
Bank accounts at UBS

337 194
UBS debt instruments 50 28
UBS shares 27 25
Securities lent to UBS
3
871 1,079
Property occupied by UBS 90 93
Derivative financial instruments, counterparty

UBS
3
76 128
1 The bond credit

ratings are primarily

based on S&P’s credit

ratings. Ratings

AAA to BBB

–

and below

BBB– represent investment

grade and non-investment

grade ratings,

respectively.

In cases where

credit ratings
from other rating

agencies were

used, these were

converted to

the equivalent

rating in S&P’s

rating classification.

2 Bank

accounts at UBS

encompass accounts

in the

name of the Swiss

pension fund.

The other
positions disclosed in the table encompass both

direct investments in UBS instruments

and indirect investments, i.e., those

made through funds that the pension

fund invests in.

3 Securities lent to UBS and derivative
financial instruments

are presented

gross of any co

llateral. Securities

lent to UBS

were fully

covered by collateral

as of 31

December 2022

and 31 December

2021. Net

of collateral,

derivative financial

instruments
amounted to negative USD 8
m as of 31 December 2022

(31 December 2021:

positive USD
43 m).
Composition and fair value

of plan assets (continued)
UK pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 104 0 104 4 147 0 147 3
Bonds
1
Domestic, AAA to BBB– 1,729 0 1,729 69 2,605 0 2,605 61
Foreign, AAA

to BBB–
297 0 297 12 372 0 372 9
Foreign, below BBB– 7 0 7 0 4 0 4 0
Investment funds
Equity

Domestic 19 3 22 1 44 4 47 1
Foreign 366 0 366 15 921 0 921 21
Bonds
1
Domestic, AAA to BBB– 367 90 457 18 532 147 679 16
Domestic, below BBB– 1 0 1 0 12 0 12 0
Foreign, AAA

to BBB–
90 0 90 4 179 0 179 4
Foreign, below BBB– 114 0 114 5 115 0 115 3
Real estate
Domestic 64 0 64 3 110 12 122 3
Foreign 6 31 36 1 6 34 40 1
Other (280) 0 (280) (11) (313) 0 (313) (7)
Repurchase agreements (612) 0 (612) (25) (725) 0 (725) (17)
Other investments 66 27 94 4 65 26 91 2
Total fair value of plan

assets
2,336 151 2,488 100 4,074 223 4,297 100
1 The bond credit

ratings are primarily

based on S&P’s credit

ratings. Ratings

AAA to BBB

–

and below

BBB– represent investment

grade and non-investment

grade ratings,

respectively. In

cases where

credit ratings
from other rating agencies were

used, these were converted to

the equivalent rating in

S&P’s rating

classification.
US and German pension

plans
31.12.22 31.12.21
Fair value
Plan asset
allocation %
Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 7 0 7 1 11 0 11 1
Equity
Domestic 55 0 55 5 79 0 79 6
Foreign 24 0 24 2 31 0 31 2
Bonds
1
Domestic, AAA to BBB– 359 0 359 35 486 0 486 37
Domestic, below BBB– 4 0 4 0 17 0 17 1
Foreign, AAA

to BBB–
74 0 74 7 97 0 97 7
Foreign, below BBB– 3 0 3 0 6 0 6 0
Investment funds
Equity

Domestic 27 0 27 3 3 0 3 0
Foreign 33 0 33 3 56 0 56 4
Bonds
1
Domestic, AAA to BBB– 266 0 266 26 269 0 269 20
Domestic, below BBB– 109 0 109 10 147 0 147 11
Foreign, AAA

to BBB–
2 0 2 0 11 0 11 1
Foreign, below BBB– 5 0 5 0 2 0 2 0
Real estate
Domestic 0 11 11 1 0 9 9 1
Other 54 0 54 5 99 0 99 7
Other investments 5 1 6 1 5 1 6 0
Total fair value of plan

assets
1,027 12 1,039 100 1,319 10 1,329 100
1 The bond credit

ratings are primarily

based on S&P’s credit

ratings. Ratings

AAA to BBB

–

and below

BBB– represent investment

grade and non-investment

grade ratings,

respectively. In

cases where

credit ratings
from other rating agencies were

used, these were converted to

the equivalent rating in

S&P’s rating

classification.

Actuarial Assumption Of Mortality Rates [Member]
Entity [Table]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies

for major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
21.7 21.7 23.4 23.3
UK S3PA with CMI 2021 projections
2
23.5 23.4 24.6 24.5
USA Pri-2012 with MP-2021 projection scale 22.0 21.9 23.3 23.3
Germany
Dr. K. Heubeck

2018 G
20.6 20.5 23.4 23.2
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
23.5 23.4 25.1 25.0
UK S3PA with CMI 2021 projections
2
25.0 24.9 26.4 26.3
USA Pri-2012 with MP-2021 projection scale 23.4 23.3 24.8 24.7
Germany
Dr. K. Heubeck

2018 G
24.0 23.9 26.3 26.1
1 In 2021, BVG 2020 G with

CMI 2019 projections was

used.

2 In 2021, S3PA

with CMI 2020

projections was used.

UBS AG
Entity [Table]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit plans
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
2022 2021 2022 2021 2022 2021 2022 2021
Defined benefit obligation at the beginning of the year 15,480 15,619 4,105 4,162 1,740 1,905 21,324 21,686
Current service cost 240 285 0 0 5 6 244 291
Interest expense 195 33 67 58 35 30 297 122
Plan participant contributions 154 161 0 0 0 0 154 161
Remeasurements (2,424) 490 (1,474) 71 (267) (62) (4,165) 498
of which: actuarial (gains) / losses due to changes in demographic assumptions
2 26 (6) 14 1 4 (3) 45
of which: actuarial (gains) / losses due to changes in financial assumptions
(2,653) (385) (1,575) (3) (279) (78) (4,506) (466)
of which: experience (gains) / losses
1
226 848 107 59 11 12 344 919
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (13) (49) 0 0 0 0 (13) (49)
Benefit payments (796) (602) (123) (148) (111) (112) (1,030) (862)
Other movements (5) 0 0 0 0 1 (5) 1
Foreign currency translation (291) (456) (408) (38) (28) (33) (727) (527)
Defined benefit obligation at the

end of the year
12,539 15,480 2,166 4,105 1,375 1,740 16,080 21,324
of which: amounts owed to active members 7,103 8,604 65 150 169 222 7,336 8,976 of which: amounts owed to deferred members 0 0 656 1,593 528 669 1,184 2,262 of which: amounts owed to retirees 5,436 6,876 1,445 2,362 678 849 7,560 10,086 of which: funded plans 12,539 15,480 2,166 4,105 1,011 1,222 15,717 20,806 of which: unfunded plans 0 0 0 0 363 518 363 518
Fair value of plan assets at the beginning

of the year
19,196 18,358 4,297 4,149 1,329 1,360 24,821 23,867
Return on plan assets excluding interest income (1,942) 1,319 (1,312) 277 (223) 40 (3,476) 1,637
Interest income 274 42 70 58 31 26 376 127
Employer contributions

401 450 5 0 16 16 422 466
Plan participant contributions 154 161 0 0 0 0 154 161
Benefit payments (796) (602) (123) (148) (111) (112) (1,030) (862)
Administration expenses, taxes and premiums paid (7) (8) 0 0 (3) (4) (11) (11)
Other movements (1) 0 0 0 0 1 (1) 1
Foreign currency translation (322) (524) (450) (39) 0 0 (772) (563)
Fair value of plan assets

at the end of the year
16,957 19,196 2,488 4,297 1,039 1,329 20,484 24,821
Surplus / (deficit) 4,418 3,716 321 192 (335) (411) 4,404 3,497
Asset ceiling effect at the beginning of the year 3,716 2,739 0 0 0 0 3,716 2,739
Interest expense on asset ceiling effect 77 8 0 0 0 0 77 8
Asset ceiling effect excluding interest expense and foreign

currency translation on
asset ceiling effect 656 1,037 0 0 0 0 656 1,037
Foreign currency translation (31) (68) 0 0 0 0 (31) (68)
Asset ceiling effect at the end of the year 4,418 3,716 0 0 0 0 4,418 3,716
Net defined benefit asset / (liability) of

major plans
0 0 321 192 (335) (411) (14) (219)
Net defined benefit asset / (liability) of remaining

plans
(80) (96)
Total net defined benefit

asset / (liability)
(94) (315)
of which: Net defined benefit asset 355 302
of which: Net defined benefit liability
2
(449) (617)
1 Experience (gains)

/ losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects

of differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to Note 18c.
Income statement – expenses related

to defined benefit plans
1
USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Current service cost 240 285 0 0 5 6 244 291
Interest expense related to defined benefit obligation 195 33 67 58 35 30 297 122
Interest income related to plan assets (274) (42) (70) (58) (31) (26) (376) (127)
Interest expense on asset ceiling effect 77 8 0 0 0 0 77 8
Administration expenses, taxes and premiums paid 7 8 0 0 3 4 11 11
Past service cost related to plan amendments 0 0 0 0 0 4 0 4
Curtailments (13) (49) 0 0 0 0 (13) (49)
Net periodic expenses recognized in net

profit for major plans
230 243 (3) 0 12 18 239 261
Net periodic expenses recognized in net

profit for remaining plans
2
17 19
Total net periodic

expenses recognized in net profit
256 280
1 Refer to Note 6.

2 Includes differences between

actual and estimated performance

award accruals.
Other comprehensive income – gains /

(losses) on defined benefit plans

USD m Swiss pension plan UK pension plan
US and German
pension plans Total
For the year ended 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Remeasurement of defined benefit obligation 2,424 (490) 1,474 (71) 267 62 4,165 (498)
of which: change in discount rate assumption 3,078 494 1,451 319 317 77 4,846 890 of which: change in rate of pension increase

assumption
0 0 123 (316) (5) (1) 118 (318)
of which: change in rate of interest credit on

retirement savings assumption
(408) (110) 0 0 (82) (1) (490) (110)
of which: change in life expectancy 0 0 5 9 (1) (3) 4 5
of which: change in other actuarial assumptions (19) (26) 1 (23) 48 2 30 (47)
of which: experience gains / (losses)
1
(226) (848) (107) (59) (11) (12) (344) (919)
Return on plan assets excluding interest income (1,942) 1,319 (1,312) 277 (223) 40 (3,476) 1,637
Asset ceiling effect excluding interest expense and foreign

currency translation
(656) (1,037) 0 0 0 0 (656) (1,037)
Total gains / (losses) recognized

in other comprehensive income for major plans
(173) (207) 162 207 43 102 32 102
Total gains / (losses) recognized

in other comprehensive income for remaining plans
8 31
Total gains / (losses) recognized

in other comprehensive income
2
40 133
1 Experience

(gains) / losses

are a component

of actuarial remeasurements

of the defined

benefit obligation

and reflect

the effects of

differences between

the previous actuarial

assumptions and

what has actually
occurred.

2 Refer to the “Statement

of comprehensive income.”

Disclosure of maturity analysis of expected benefit payments [text block]
Swiss pension plan UK pension plan
US and German pension
plans
1
31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Duration of the defined benefit

obligation (in years)
13.4 15.5 13.7 18.8 7.9 9.5
Maturity analysis of benefits expected

to be paid
USD m
Benefits expected to be paid within 12 months 702 719 107 110 123 123
Benefits expected to be paid between

1 and 3 years
1,445 1,440 234 248 232 237
Benefits expected to be paid between

3 and 6 years
2,183 2,097 384 418 335 338
Benefits expected to be paid between

6 and 11 years
3,751 3,467 667 743 502 495
Benefits expected to be paid between

11 and 16 years
3,519 3,156 667 751 388 392
Benefits expected to be paid in more than 16 years 13,243 10,733 2,570 3,028 516 519
1 The duration of the

defined benefit obligation

represents a weighted average

across US and German

plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
Swiss pension plan UK pension plan US pension plans German pension plans
In % 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate 2.34 0.34 5.02 1.82 4.92
1
2.47
1
3.81 0.99
Rate of pension increase 0.00 0.00 3.08 3.32 0.00 0.00 2.20 1.80
Rate of interest credit on retirement savings

3.39 1.04 0.00 0.00 5.73
2
1.18
2
0.00 0.00
1 Represents weighted average

across US pension plans.

2 Only applicable to

one of the US pension plans

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss pension plan UK pension plan US and German pension plans
USD m 31.12.22 31.12.21 31.12.22 31.12.21 31.12.22 31.12.21
Discount rate
Increase by 50 basis points (641) (975) (141) (361) (51) (78)
Decrease by 50 basis points 723 1,116 157 411 55 84
Rate of pension increase
Increase by 50 basis points 487 749 127 334 4 6
Decrease by 50 basis points –
2
–
2
(118) (306) (3) (6)
Rate of interest credit on retirement

savings
Increase by 50 basis points 106 134 –
3
–
3
9 8
Decrease by 50 basis points (106) (134) –
3
–
3
(8) (7)
Life expectancy
Increase in longevity by one additional year 304 475 65 184 39 56
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2022

and as of 31 December

2021, a downward change

in assumption is

not applicable.

3 As the UK plan does

not provide interest credits

on retirement savings,

a change in
assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value

of plan assets
Swiss pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 183 0 183 1 106 0 106 1
Real estate / property
Domestic 0 2,130 2,130 13 0 1,994 1,994 10
Foreign 0 517 517 3 0 328 328 2
Investment funds
Equity

Domestic 418 0 418 2 476 0 476 2
Foreign 2,794 1,222 4,017 24 3,510 1,498 5,009 26
Bonds
1
Domestic, AAA to BBB– 2,117 0 2,117 12 2,512 0 2,512 13
Foreign, AAA

to BBB–
3,395 0 3,395 20 2,877 0 2,877 15
Foreign, below BBB– 598 0 598 4 742 0 742 4
Other 867 1,997 2,864 17 2,379 2,010 4,389 23
Other investments 351 367 718 4 377 385 762 4
Total fair value of plan

assets
10,724 6,233 16,957 100 12,980 6,216 19,196 100
31.12.22 31.12.21
Total fair value of plan

assets
16,957 19,196
of which:
2
Bank accounts at UBS AG 189 109
UBS AG debt instruments 28 16
UBS Group AG shares 15 14
Securities lent to UBS AG
3
489 608
Property occupied by UBS 51 52
Derivative financial instruments, counterparty

UBS AG
3
43 72
1 The bond credit ratings

are primarily based

on S&P’s credit

ratings. Ratings

AAA to BBB–

and below BBB

–

represent investment

grade and non-investment

grade ratings,

respectively. In

cases where credit ratings
from other rating agencies were

used, these were converted to

the equivalent rating in

S&P’s rating classification.

2 Bank accounts at

UBS AG encompass accounts

in the name of the Swiss

pension fund. The

other
positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments

and

UBS Group

AG shares

and indirect

investments,

i.e.,

those

made through

funds that

the pension

fund invests

in.

3 Securities lent to UBS

AG and derivative

financial instruments

are presented gross

of any collateral. Securities

lent to UBS AG

were fully covered

by collateral as of

31 December 2022

and 31 December 2021.

Net
of collateral, derivative financial

instruments amounted to

negative USD
5
m as of 31 December 2022

(31 December 2021:

positive USD
24 m).
Composition and fair value

of plan assets (continued)
UK pension plan
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 104 0 104 4 147 0 147 3
Bonds
1
Domestic, AAA to BBB– 1,729 0 1,729 69 2,605 0 2,605 61
Foreign, AAA

to BBB–
297 0 297 12 372 0 372 9
Foreign, below BBB– 7 0 7 0 4 0 4 0
Investment funds
Equity

Domestic 19 3 22 1 44 4 47 1
Foreign 366 0 366 15 921 0 921 21
Bonds
1
Domestic, AAA to BBB– 367 90 457 18 532 147 679 16
Domestic, below BBB– 1 0 1 0 12 0 12 0
Foreign, AAA

to BBB–
90 0 90 4 179 0 179 4
Foreign, below BBB– 114 0 114 5 115 0 115 3
Real estate
Domestic 64 0 64 3 110 12 122 3
Foreign 6 31 36 1 6 34 40 1
Other (280) 0 (280) (11) (313) 0 (313) (7)
Repurchase agreements (612) 0 (612) (25) (725) 0 (725) (17)
Other investments 66 27 94 4 65 26 91 2
Total fair value of plan

assets
2,336 151 2,488 100 4,074 223 4,297 100
1 The bond credit ratings

are primarily based

on S&P’s credit

ratings. Ratings

AAA to BBB–

and below BBB

–

represent investment

grade and non-investment

grade ratings,

respectively. In

cases where credit ratings
from other rating agencies were

used, these were converted

to the equivalent rating

in S&P’s rating

classification.
US and German pension

plans
31.12.22 31.12.21
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 7 0 7 1 11 0 11 1
Equity
Domestic 55 0 55 5 79 0 79 6
Foreign 24 0 24 2 31 0 31 2
Bonds
1
Domestic, AAA to BBB– 359 0 359 35 486 0 486 37
Domestic, below BBB– 4 0 4 0 17 0 17 1
Foreign, AAA

to BBB–
74 0 74 7 97 0 97 7
Foreign, below BBB– 3 0 3 0 6 0 6 0
Investment funds
Equity

Domestic 27 0 27 3 3 0 3 0
Foreign 33 0 33 3 56 0 56 4
Bonds
1
Domestic, AAA to BBB– 266 0 266 26 269 0 269 20
Domestic, below BBB– 109 0 109 10 147 0 147 11
Foreign, AAA

to BBB–
2 0 2 0 11 0 11 1
Foreign, below BBB– 5 0 5 0 2 0 2 0
Real estate
Domestic 0 11 11 1 0 9 9 1
Other 54 0 54 5 99 0 99 7
Other investments 5 1 6 1 5 1 6 0
Total fair value of plan

assets
1,027 12 1,039 100 1,319 10 1,329 100
1 The bond credit ratings

are primarily based

on S&P’s credit

ratings. Ratings

AAA to BBB–

and below BBB

–

represent investment

grade and non-investment

grade ratings,

respectively. In

cases where credit ratings
from other rating agencies were

used, these were converted

to the equivalent rating

in S&P’s rating

classification.

UBS AG | Actuarial Assumption Of Mortality Rates [Member]
Entity [Table]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies

for major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
21.7 21.7 23.4 23.3
UK S3PA with CMI 2021 projections
2
23.5 23.4 24.6 24.5
USA Pri-2012 with MP-2021 projection scale 22.0 21.9 23.3 23.3
Germany
Dr. K. Heubeck

2018 G
20.6 20.5 23.4 23.2
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.22 31.12.21 31.12.22 31.12.21
Switzerland BVG 2020 G with CMI 2021 projections
1
23.5 23.4 25.1 25.0
UK S3PA with CMI 2021 projections
2
25.0 24.9 26.4 26.3
USA Pri-2012 with MP-2021 projection scale 23.4 23.3 24.8 24.7
Germany
Dr. K. Heubeck

2018 G
24.0 23.9 26.3 26.1
1 In 2021, BVG 2020 G with

CMI 2019 projections was

used.

2 In 2021, S3PA

with CMI 2020

projections was used.